Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return, made up of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $50,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A’s Initial Sales Charge on page 24 of the Fund’s Prospectus and in the Fund’s Statement of Additional Information (SAI), in Rights of Accumulation on page 49.

Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	203.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $50,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example.	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund’s operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	° The Distributor of the Fund has contractually agreed through February 28, 2013 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to February 28, 2013, and may be renewed, modified or terminated thereafter. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund’s Board of Directors.
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks investments that will increase in value, as well as pay the Fund interest and other income. The Fund may invest in countries anywhere in the world, and normally invests at least 65% of its total assets in income-producing debt securities of U.S. and foreign corporations and governments, supranational organizations, semi-governmental entities or government agencies, authorities or instrumentalities, investment-grade U.S. or foreign mortgages and mortgage-related securities and U.S. or foreign short-term and long-term bank debt securities or bank deposits. The Fund invests in securities of emerging market countries. The Fund may invest in debt securities that are denominated in U.S. dollars or foreign currencies. The Fund invests up to 35% of its total assets in lower-rated securities, also known as “junk” bonds. Our approach to global investing focuses on country and currency selection. We look at fundamentals to identify relative value.

Note: Effective on or about March 1, 2012, the Fund will be permitted to invest up to 50% of its total assets in high-yield, high-risk bonds, also known as “junk” bonds.

While we make every effort to achieve the Fund’s objective, we can’t guarantee success.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.

Debt Obligations. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements.

Derivatives Risk. The Fund will engage in a variety of transactions using “derivatives,” such as futures, options, forwards and swaps. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund will use derivatives both for hedging purposes (to seek to reduce risk) and for non-hedging purposes (to seek to increase return consistent with the Fund’s investment objective). Although the Fund has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the investment subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions at any time. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Foreign Securities Risk. Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) generally involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines. We do not consider American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and other similar receipts or shares traded in U.S. markets in which the Fund may invest to be foreign securities.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

U.S. Government and Agency Securities Risk. U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. In addition, to the extent the Fund invests in such securities, its potential for capital appreciation may be limited. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In September 2008, Fannie Mae and Freddie Mac were placed into a conservatorship by their regulator, the Federal Housing Finance Administration (“FHFA”). It is unclear what effect this conservatorship will have on securities issued or guaranteed by these entities. Although the U.S. Government has provided support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Interest Rate Risk. This is the risk that the securities in which the Fund invests could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities generally are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. Certain types of debt obligations are also subject to prepayment and extension risk. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.”

Junk Bonds Risk. High-yield, high-risk bonds have speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Mortgages and Mortgage-Related Securities. Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. The values of mortgage-related securities vary with changes in market interest rates generally and changes in yields among various kinds of mortgage-related securities. Such values are particularly sensitive to change in prepayments of the underlying mortgages.

Nondiversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.

Portfolio Turnover Risk. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the Fund’s performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund’s average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund’s average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class A Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
12.52%	2nd Quarter 2009	-7.00%	3rd Quarter 2008

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12-31-11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Note: Effective March 10, 2011, the Fund no longer utilizes the Citigroup World Government Bond Index-Unhedged as its performance benchmark for performance comparisons and now utilizes the Barclays Capital Global Aggregate Bond Index. The Citigroup World Government Bond Index-Unhedged is composed of domestic and foreign government debt. The Barclays Capital Global Aggregate Bond Index is composed of diversified domestic and foreign debt sectors, and is a more appropriate index for performance comparisons, because the Fund does not limit its sector allocations to government debt.
Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.49%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.44%
- Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.39%
Example.	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	585
3 Years	rr_ExpenseExampleYear03	880
5 Years	rr_ExpenseExampleYear05	1,197
10 Years	rr_ExpenseExampleYear10	2,092
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	585
3 Years	rr_ExpenseExampleNoRedemptionYear03	880
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,197
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,092
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	10.13%	[1]
2003	rr_AnnualReturn2003	13.44%	[1]
2004	rr_AnnualReturn2004	9.42%	[1]
2005	rr_AnnualReturn2005	(7.94%)	[1]
2006	rr_AnnualReturn2006	5.66%	[1]
2007	rr_AnnualReturn2007	7.87%	[1]
2008	rr_AnnualReturn2008	(4.04%)	[1]
2009	rr_AnnualReturn2009	20.64%	[1]
2010	rr_AnnualReturn2010	10.00%	[1]
2011	rr_AnnualReturn2011	4.32%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.52%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.00%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.49%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.14%
- Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.14%
Example.	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	717
3 Years	rr_ExpenseExampleYear03	970
5 Years	rr_ExpenseExampleYear05	1,249
10 Years	rr_ExpenseExampleYear10	2,211
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	217
3 Years	rr_ExpenseExampleNoRedemptionYear03	670
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,149
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,211
Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.49%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.14%
- Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.14%
Example.	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	317
3 Years	rr_ExpenseExampleYear03	670
5 Years	rr_ExpenseExampleYear05	1,149
10 Years	rr_ExpenseExampleYear10	2,472
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	217
3 Years	rr_ExpenseExampleNoRedemptionYear03	670
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,149
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,472
Class Q
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.33%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.98%
- Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.98%
Example.	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	100
3 Years	rr_ExpenseExampleNoRedemptionYear03	312
5 Years	rr_ExpenseExampleNoRedemptionYear05	542
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,201
Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.49%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.14%
- Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.14%
Example.	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,386
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	116
3 Years	rr_ExpenseExampleNoRedemptionYear03	362
5 Years	rr_ExpenseExampleNoRedemptionYear05	628
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,386
Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.37%)
Five Years	rr_AverageAnnualReturnYear05	6.47%
Ten Years	rr_AverageAnnualReturnYear10	6.17%
Return Before Taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.49%)
Five Years	rr_AverageAnnualReturnYear05	6.51%
Ten Years	rr_AverageAnnualReturnYear10	5.86%
Return Before Taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.73%
Five Years	rr_AverageAnnualReturnYear05	6.92%
Ten Years	rr_AverageAnnualReturnYear10	6.10%
Return Before Taxes | Class Q
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Return Before Taxes | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.58%
Five Years	rr_AverageAnnualReturnYear05	7.71%
Ten Years	rr_AverageAnnualReturnYear10	6.91%
Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.84%)
Five Years	rr_AverageAnnualReturnYear05	3.79%
Ten Years	rr_AverageAnnualReturnYear10	3.76%
Return After Taxes on Distribution and Sale of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.23%)
Five Years	rr_AverageAnnualReturnYear05	3.93%
Ten Years	rr_AverageAnnualReturnYear10	3.84%
Barclays Capital Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.64%
Five Years	rr_AverageAnnualReturnYear05	6.46%
Ten Years	rr_AverageAnnualReturnYear10	7.16%
Citigroup World Government Bond Index-Unhedged (reflects no deduction for fees, expenses or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.35%
Five Years	rr_AverageAnnualReturnYear05	7.13%
Ten Years	rr_AverageAnnualReturnYear10	7.77%
Lipper Global Income Funds Average (reflects no deduction for fees, expenses or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.68%
Five Years	rr_AverageAnnualReturnYear05	5.47%
Ten Years	rr_AverageAnnualReturnYear10	6.36%

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver and the contractual subsidy of Fund expenses in effect through February 28, 2012, the annual returns would have been lower, too.